Supplement (Vanguard Global Equity Fund)	12 Months Ended
Sep. 30, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Global Equity Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares for Participants Dated January 26, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Global Equity Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests its portion of the Fund's assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.54%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses(1) 0.59%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$60 $189 $329 $738

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 129 072012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Global Equity Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares Dated January 26, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Global Equity Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests its portion of the Fund's assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.54%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses(1) 0.59%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$60 $189 $329 $738

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 129 082012

Vanguard Marketing Corporation, Distributor.